INVESTMENT IN UNCONSOLIDATED ENTITY - Equity Method Investments (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments in unconsolidated entities	$ 10,002,368	$ 10,388,588